U.S. Research Enhanced Large Cap ETF Expense Example - U.S. Research Enhanced Large Cap ETF - ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64